Concentration on Revenues and Cost of Goods Sold (Details Textual)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Concentration on Revenues and Cost of Goods Sold (Textual)
Total accounts receivable	32.00%	32.58%
Concentration Risk, Percentage	25.01%	23.45%
Supplier [Member]
Concentration on Revenues and Cost of Goods Sold (Textual)
Concentration Risk, Percentage	10.00%	10.00%